Income Taxes - Income Tax Benefit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
U.S. Federal	$ 0	$ 0	$ 0
U.S. State and local	(920)	(1,353)	(1,564)
International	(12,607)	(13,569)	(11,036)
Total current tax (expense) benefit	(13,527)	(14,922)	(12,600)
Deferred:
U.S. Federal	0	(82,098)	90,148
U.S. State and local	1,258	(6,456)	7,261
International	7,650	(1,763)	(2,609)
Total deferred tax (expense) benefit	8,908	(90,317)	94,800
Total (expense) benefit for income taxes	$ (4,619)	$ (105,239)	$ 82,200